Non-Controlling Interests (Tables)	12 Months Ended
Dec. 31, 2023
Non controlling Interests [Abstract]
Summary of Non controlling Interests
The following table shows the financial information of consolidated companies not entirely controlled by
the Group, as required by IFRS 12. The amounts disclosed for each subsidiary are before intercompany eliminations and at
and for the year ended December 31, 2023.

(Functional currency thousand) Company	Group’s percentage interest	Non- controlling interest percentage	Functional currency	Total assets	Total equity/ (deficits)	Revenues	Net loss
Arpège SAS	95%	5%	Euro	250,967	79,335	111,740	(52,142)
Wolford AG	61%	39%	Euro	172,385	(5,870)	126,280	(31,299)
St. John Knits International, Incorporated	97%	3%	USD	77,386	(127,036)	90,398	(36,129)
St. John China Holdings Limited	78%	22%	HKD	93,401	84,417	—	(2,488)
Sergio Rossi S.p.A	99%	1%	Euro	73,901	17,608	59,518	(18,347)
Fosun Fashion Brands Management Co., Limited	80%	20%	CNY	5,191	1,037	2,310	(713)